UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual

Repor t

Western Asset

Global Multi-Sector

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Global Multi-Sector Fund

Fund objective

The Fund seeks to maximize return through income and capital appreciation.

Fund name change

Prior to May 1, 2012, the Fund was known as Western Asset Global Multi-Sector Portfolio. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global Multi-Sector Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

Western Asset Global Multi-Sector Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and in some cases, fell back into a recession. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Western Asset Global Multi-Sector Fund

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July, after the reporting period ended, the ECB cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June, and again in July, after the reporting period ended.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first three months of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of con-

Western Asset Global Multi-Sector Fund	V

tagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 7.45% over the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Class I shares of Western Asset Global Multi-Sector Fund returned 3.65%. The Fund’s unmanaged benchmarks, the Barclays Global Aggregate Indexix, the JPMorgan Emerging Markets Bond Index Plus (“EMBI+”)x and the Barclays U.S. Corporate High Yield — 2% Issuer Cap Index, returned 1.50%, 6.91 % and 7.23%, respectively, for the same period. The Lipper Multi-Sector Income Funds Category Average1 returned 5.03% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Western Asset Global Multi-Sector Fund:
Class FI	3.39%
Class I	3.65%
Class IS	3.59%
Barclays Global Aggregate Index	1.50%
JPMorgan Emerging Markets Bond Index Plus (“EMBI+”)	6.91%
Barclays U.S. Corporate High Yield — 2% Issuer Cap Index	7.23%
Lipper Multi-Sector Income Funds Category Average[1]	5.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 231 funds in the Fund’s Lipper category.

VI	Western Asset Global Multi-Sector Fund

Investment commentary (cont’d)

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class FI, Class I and Class IS shares were 2.93%, 3.28% and 3.39%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class FI, Class I and Class IS shares would have been 1.36%, 1.60% and 2.55%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of Class A, Class C and Class R shares is not shown because these share classes commenced operations on April 30, 2012.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, as supplemented on May 31, 2012, the gross total annual operating expense ratios for Class FI, Class I and Class IS shares were 2.86%, 2.61% and 1.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 1.20% for Class FI, 0.85% for Class I shares and 0.75% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield securities possess greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund is a “non-diversified” fund. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a “diversified fund.” Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Western Asset Global Multi-Sector Fund	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix	The Barclays Global Aggregate Index is an index comprised of several other Barclays indices that measure fixed-income performance of regions around the world.

[x]

The JPMorgan Emerging Markets Bond Index Plus ("EMBI+") is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives such as futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

2	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A3	-0.27%	$1,000.00	$997.30	1.25%	$2.08	[4]	Class A	5.00%	$1,000.00	$1,018.65	1.25%	$6.27
Class C3	-0.38	1,000.00	996.20	2.00	3.33	[4]	Class C	5.00	1,000.00	1,014.92	2.00	10.02
Class FI	3.39	1,000.00	1,033.90	1.20	6.07	[5]	Class FI	5.00	1,000.00	1,018.90	1.20	6.02
Class R3	-0.30	1,000.00	997.00	1.45	2.41	[4]	Class R	5.00	1,000.00	1,017.65	1.45	7.27
Class I	3.65	1,000.00	1,036.50	0.85	4.30	[5]	Class I	5.00	1,000.00	1,020.64	0.85	4.27
Class IS	3.59	1,000.00	1,035.90	0.75	3.80	[5]	Class IS	5.00	1,000.00	1,021.13	0.75	3.77

[1]	For the six months ended June 30, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	For the period April 30, 2012 (inception date) to June 30, 2012.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (61), then divided by 366.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— 50% Barclays Global Aggregate Index, 25% JPMorgan Emerging Markets Bond Index Plus and 25% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAGMS	— Western Asset Global Multi-Sector Fund

4	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— 50% Barclays Global Aggregate Index, 25% JPMorgan Emerging Markets Bond Index Plus and 25% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAGMS	— Western Asset Global Multi-Sector Fund

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 45.7%
Consumer Discretionary — 5.9%
Automobiles — 1.5%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	100,000		$122,142
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000		278,127
Total Automobiles					400,269
Hotels, Restaurants & Leisure — 0.4%
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	50,000	EUR	46,507	(a)
Marstons Issuer PLC, Secured Bonds	5.177%	7/15/32	50,000	GBP	71,513	(b)
Total Hotels, Restaurants & Leisure					118,020
Media — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	100,000		108,000
Comcast Corp., Senior Notes	5.150%	3/1/20	50,000		58,044
DISH DBS Corp., Senior Notes	6.750%	6/1/21	100,000		108,000
Grupo Televisa SA, Senior Bonds	6.625%	1/15/40	100,000		121,794
Nara Cable Funding Ltd., Senior Secured Notes	8.875%	12/1/18	80,000		68,800	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	11.500%	5/1/16	190,000		216,125
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	50,000		53,069
Time Warner Inc., Senior Notes	4.000%	1/15/22	20,000		21,153
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	150,000		152,250	(a)
Total Media					907,235
Specialty Retail — 0.7%
Edcon Proprietary Ltd., Senior Notes	3.912%	6/15/14	70,000	EUR	80,506	(a)(b)
Gymboree Corp., Senior Notes	9.125%	12/1/18	100,000		92,750
Total Specialty Retail					173,256
Total Consumer Discretionary					1,598,780
Consumer Staples — 1.2%
Beverages — 0.6%
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	150,000		155,423	(a)
Food Products — 0.1%
Ahold Finance USA LLC	6.500%	3/14/17	21,000	GBP	37,650
Tobacco — 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	70,000		70,175
Altria Group Inc., Senior Notes	4.750%	5/5/21	50,000		56,702
Total Tobacco					126,877
Total Consumer Staples					319,950

See Notes to Financial Statements.

6	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†		Value
Energy — 10.6%
Energy Equipment & Services — 0.3%
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	100,000		$97,500
Oil, Gas & Consumable Fuels — 10.3%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	50,000		62,947
Arch Coal Inc., Senior Notes	7.000%	6/15/19	250,000		211,250
Chesapeake Energy Corp., Senior Notes	6.775%	3/15/19	50,000		48,750
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	40,000		39,600
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	300,000		327,750
Devon Energy Corp., Senior Notes	5.600%	7/15/41	50,000		58,013
Ecopetrol SA, Senior Notes	7.625%	7/23/19	100,000		126,000
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	80,000		85,600	(b)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	100,000		86,500
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	100,000		109,589	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	100,000		85,000	(a)
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	100,000		101,250
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	220,000		261,800
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	10,000		11,895
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	200,000		234,597
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	30,000		35,025	(a)
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	100,000		110,375
QEP Resources Inc., Senior Notes	5.375%	10/1/22	190,000		190,475
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	30,000		29,213
Range Resources Corp., Senior Notes	5.000%	8/15/22	130,000		128,375
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	150,000		157,500
Southern Gas Networks PLC, Senior Notes	4.875%	12/21/20	80,000	GBP	136,195
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	110,000		125,812	(a)
WPX Energy Inc., Senior Notes	6.000%	1/15/22	40,000		39,800
Total Oil, Gas & Consumable Fuels					2,803,311
Total Energy					2,900,811
Financials — 9.5%
Capital Markets — 1.3%
Boparan Finance PLC, Senior Notes	9.875%	4/30/18	100,000	GBP	162,097	(a)
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	50,000	EUR	56,163
Merrill Lynch & Co. Inc., Notes	5.500%	11/22/21	60,000	GBP	84,562
Morgan Stanley, Senior Notes	4.375%	10/12/16	50,000	EUR	62,878
Total Capital Markets					365,700

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	7

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Banks — 2.5%
Abbey National Treasury Services PLC, Senior Secured Notes	5.125%	4/14/22	100,000	GBP	$168,119
Barclays Bank PLC, Senior Notes	6.000%	1/14/21	160,000	EUR	186,576
HSBC Capital Funding LP, Junior Subordinated Bonds	5.369%	3/24/14	100,000	EUR	117,105	(b)(c)
Lloyds TSB Bank PLC, Subordinated Notes	6.500%	3/24/20	100,000	EUR	110,179
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/20/12	100,000		95,500	(b)(c)
Total Commercial Banks					677,479
Consumer Finance — 2.0%
Ally Financial Inc., Senior Notes	8.300%	2/12/15	100,000		109,000
Ally Financial Inc., Senior Notes	5.500%	2/15/17	90,000		91,417
Ally Financial Inc., Senior Notes	8.000%	3/15/20	200,000		230,000
SLM Corp., Medium-Term Notes	8.000%	3/25/20	100,000		109,500
Total Consumer Finance					539,917
Diversified Financial Services — 2.7%
Bank of America Corp., Senior Notes	5.000%	5/13/21	100,000		103,171
Citigroup Inc., Senior Notes	7.375%	9/4/19	100,000	EUR	148,397
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	100,000		129,013
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	20,000		22,100
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	50,000	EUR	66,913	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	100,000		105,051
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	150,000		161,583
Total Diversified Financial Services					736,228
Insurance — 1.0%
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000		101,833
ELM BV	5.252%	5/25/16	100,000	EUR	108,833	(b)(c)
Hannover Finance Luxembourg SA, Bonds	5.750%	9/14/40	50,000	EUR	61,073	(b)
Total Insurance					271,739
Total Financials					2,591,063
Health Care — 2.4%
Biotechnology — 0.6%
Amgen Inc., Senior Notes	3.875%	11/15/21	150,000		158,379
Health Care Providers & Services — 1.4%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	40,000		45,600
HCA Inc., Senior Secured Notes	6.500%	2/15/20	200,000		216,750
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	100,000		112,250
Total Health Care Providers & Services					374,600
Pharmaceuticals — 0.4%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	100,000	EUR	123,386	(a)
Total Health Care					656,365

See Notes to Financial Statements.

8	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†		Value
Industrials — 3.2%
Aerospace & Defense — 0.4%
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	100,000		$108,000	(a)
Airlines — 0.6%
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	160,000		164,400	(a)
Construction & Engineering — 0.8%
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	200,000		219,000	(a)
Road & Rail — 0.4%
Kansas City Southern de Mexico SA de CV, Senior Notes	6.125%	6/15/21	100,000		110,000
Trading Companies & Distributors — 1.0%
Ashtead Capital Inc., Notes	9.000%	8/15/16	100,000		103,625	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	160,000		165,000
Total Trading Companies & Distributors					268,625
Total Industrials					870,025
Materials — 7.1%
Chemicals — 0.6%
Ashland Inc., Senior Notes	9.125%	6/1/17	20,000		22,000
Braskem Finance Ltd., Senior Notes	7.000%	5/7/20	100,000		109,280	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	40,000		43,900	(a)
Total Chemicals					175,180
Containers & Packaging — 1.1%
Ardagh Glass Finance PLC, Senior Bonds	7.125%	6/15/17	70,000	EUR	83,713	(a)
Ball Corp., Senior Notes	7.375%	9/1/19	100,000		110,500
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	100,000		92,580	(a)
Total Containers & Packaging					286,793
Metals & Mining — 4.5%
ArcelorMittal, Senior Notes	3.750%	2/25/15	30,000		30,410
ArcelorMittal, Senior Notes	3.750%	8/5/15	40,000		40,222
CSN Resources SA, Senior Bonds	6.500%	7/21/20	100,000		108,330	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	110,000		118,140	(a)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	100,000		101,250	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	100,000		111,500	(a)
Mirabela Nickel Ltd., Senior Notes	8.750%	4/15/18	200,000		137,000	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	10,000		10,775
Southern Copper Corp., Senior Notes	6.750%	4/16/40	120,000		127,075
Steel Dynamics Inc., Senior Notes	7.750%	4/15/16	100,000		103,000
Vale Overseas Ltd., Notes	6.875%	11/21/36	110,000		127,595
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	200,000		201,000	(a)
Total Metals & Mining					1,216,297

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	9

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†		Value
Paper & Forest Products — 0.9%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	100,000		$117,743
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	130,000		135,264	(a)
Total Paper & Forest Products					253,007
Total Materials					1,931,277
Telecommunication Services — 3.4%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	5.350%	9/1/40	100,000		114,766
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	80,000		52,800	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	100,000		106,750	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	100,000		105,000
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	100,000		102,000	(a)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	100,000		104,362	(a)
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	10,000		11,462
Total Diversified Telecommunication Services					597,140
Wireless Telecommunication Services — 1.2%
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	100,000	GBP	141,737	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000		182,000
Total Wireless Telecommunication Services					323,737
Total Telecommunication Services					920,877
Utilities — 2.4%
Electric Utilities — 0.2%
FirstEnergy Corp., Notes	7.375%	11/15/31	50,000		62,763
Gas Utilities — 0.8%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	200,000		211,000	(a)
Independent Power Producers & Energy Traders — 1.4%
AES Corp., Senior Notes	7.750%	10/15/15	20,000		22,450
AES Corp., Senior Notes	9.750%	4/15/16	20,000		23,700
AES Gener SA, Notes	5.250%	8/15/21	100,000		105,704	(a)
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	70,000		71,575	(a)
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	150,000		162,000	(a)
Total Independent Power Producers & Energy Traders					385,429
Total Utilities					659,192
Total Corporate Bonds & Notes (Cost — $12,400,907)					12,448,340
Mortgage-Backed Securities — 6.7%
FNMA — 5.1%
Federal National Mortgage Association (FNMA)	3.000%	7/17/27	200,000		209,531	(d)

See Notes to Financial Statements.

10	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†		Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.500%	7/12/42	300,000		$315,328	(d)
Federal National Mortgage Association (FNMA)	4.000%	7/12/42	200,000		212,844	(d)
Federal National Mortgage Association (FNMA)	4.500%	7/12/42	200,000		214,531	(d)
Federal National Mortgage Association (FNMA)	5.000%	7/12/42	200,000		216,438	(d)
Federal National Mortgage Association (FNMA)	5.500%	7/12/42	200,000		218,156	(d)
Total FNMA					1,386,828
GNMA — 1.6%
Government National Mortgage Association (GNMA)	5.000%	7/19/42	400,000		441,750	(d)
Total Mortgage-Backed Securities (Cost — $1,826,809)					1,828,578
Sovereign Bonds — 24.2%
Argentina — 0.5%
Republic of Argentina, Discount Notes	8.280%	12/31/33	94,538		61,922
Republic of Argentina, Senior Bonds	7.000%	10/3/15	100,000		75,698
Total Argentina					137,620
Brazil — 0.8%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	200,000		231,300
Colombia — 1.0%
Republic of Colombia, Senior Notes	7.375%	3/18/19	200,000		261,500
Germany — 12.0%
Bundesobligation, Unsecured Bonds	0.750%	2/24/17	850,000	EUR	1,083,473
Bundesobligation, Bonds	2.000%	2/26/16	500,000	EUR	670,430
Bundesrepublik Deutschland, Bonds	3.250%	1/4/20	1,045,000	EUR	1,518,155
Total Germany					3,272,058
India — 0.3%
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	100,000		89,000	(a)(b)
Indonesia — 0.8%
Republic of Indonesia, Notes	5.250%	1/17/42	200,000		209,250	(a)
Malaysia — 1.2%
Government of Malaysia, Senior Bonds	4.262%	9/15/16	990,000	MYR	325,389
Mexico — 1.8%
Mexican Bonos, Bonds	8.000%	6/11/20	5,680,000	MXN	502,843
Panama — 0.3%
Republic of Panama, Senior Unsecured Bonds	6.700%	1/26/36	60,000		81,000
Peru — 1.4%
Republic of Peru, Senior Unsecured Bonds	8.750%	11/21/33	130,000		213,200
Republic of Peru, Bonds	7.840%	8/12/20	383,000	PEN	170,371
Total Peru					383,571

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	11

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†	Value
Russia — 1.9%
Russian Federation, Senior Unsecured Bonds	5.625%	4/4/42	200,000	$213,960	(a)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	241,500	289,943	(a)
Total Russia				503,903
Turkey — 0.4%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	100,000	109,125
Venezuela — 1.8%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	48,000	38,880
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	588,000	451,290	(a)
Total Venezuela				490,170
Total Sovereign Bonds (Cost — $6,736,797)				6,596,729
U.S. Government & Agency Obligations — 4.8%
U.S. Government Obligations — 4.8%
U.S. Treasury Bonds	3.500%	2/15/39	1,040,000	1,203,475
U.S. Treasury Notes	2.000%	2/15/22	110,000	113,704
Total U.S. Government & Agency Obligations (Cost — $1,091,509)				1,317,179

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Dollar/Euro, Call @ $1.22 (Cost—$18,505)		7/9/12	2,190,000	661
Total Investments Before Short-Term Investments (Cost — $22,074,527)				22,191,487

		Maturity Date	Face Amount†
Short-Term Investments — 20.6%
Time Deposits — 8.8%
Barclays Bank PLC	0.100%	7/2/12	400,384	400,384
Commerzbank AG	0.100%	7/2/12	400,408	400,408
ING Bank	0.050%	7/2/12	400,321	400,321
Rabobank Nederland	0.060%	7/2/12	400,154	400,154
Royal Bank of Scotland PLC	0.130%	7/2/12	400,326	400,326
UBS AG London	0.080%	7/2/12	400,243	400,243
Total Time Deposits (Cost — $2,401,836)				2,401,836
Repurchase Agreements — 11.8%
Bank of America repurchase agreement dated 6/29/12; Proceeds at maturity — $2,200,020; (Fully collateralized by U.S. government obligations, 7.250% due 8/15/22; Market value — $2,243,999)	0.110%	7/2/12	2,200,000	2,200,000

See Notes to Financial Statements.

12	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Global Multi-Sector Fund

Security	Rate	Maturity Date	Face Amount†	Value
Repurchase Agreements — continued
Goldman Sachs & Co. repurchase agreement dated 6/29/12; Proceeds at maturity — $1,000,012; (Fully collateralized by U.S. government agency obligations, 0.250% due 9/6/13; Market value — $1,025,000)	0.140%	7/2/12	1,000,000	$1,000,000
Total Repurchase Agreements (Cost — $3,200,000)				3,200,000
Total Short-Term Investments (Cost — $5,601,836)				5,601,836
Total Investments — 102.0% (Cost — $27,676,363#)				27,793,323
Liabilities in Excess of Other Assets — (2.0)%				(548,778)
Total Net Assets — 100.0%				$27,244,545

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $24,476,363)	$24,593,323
Repurchase agreements, at value (Cost — $3,200,000)	3,200,000
Foreign currency, at value (Cost — $636,530)	634,198
Cash	100,423
Interest receivable	332,278
Unrealized appreciation on forward foreign currency contracts	193,156
Foreign currency collateral for open futures contracts, at value (Cost — $43,078)	42,382
Swaps, at value (premiums paid — $47,411)	32,707
Deposits with brokers for open futures contracts	25,000
Receivable from broker — variation margin on open futures contracts	6,398
Receivable from investment manager	4,212
Prepaid expenses	69,466
Total Assets	29,233,543

Liabilities:
Payable for securities purchased	1,827,980
Payable for offering and organization costs	56,301
Unrealized depreciation on forward foreign currency contracts	54,943
Payable for open swap contracts	814
Service and/or distribution fees payable	35
Accrued expenses	48,925
Total Liabilities	1,988,998
Total Net Assets	$27,244,545

Net Assets:
Par value (Note 7)	$2,708
Paid-in capital in excess of par value	27,102,074
Undistributed net investment income	20,833
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(107,933)
Net unrealized appreciation on investments, futures contracts, swap contracts and foreign currencies	226,863
Total Net Assets	$27,244,545

See Notes to Financial Statements.

14	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2012

Shares Outstanding:
Class A	987
Class C	986
Class FI	10,210
Class R	987
Class I	10,237
Class IS	2,684,126

Net Asset Value:
Class A (and redemption price)	$10.10
Class C*	$10.10
Class FI (and redemption price)	$10.10
Class R (and redemption price)	$10.10
Class I (and redemption price)	$10.11
Class IS (and redemption price)	$10.06
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.55

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$545,964

Expenses:
Investment management fee (Note 2)	81,871
Fees recaptured by investment manager (Note 2)	28,022
Audit and tax	17,261
Legal fees	15,171
Registration fees	14,070
Shareholder reports (Note 5)	10,269
Fund accounting fees	8,202
Custody fees	7,453
Transfer agent fees (Note 5)	4,454
Directors’ fees	550
Service and/or distribution fees (Notes 2 and 5)	156
Miscellaneous expenses	1,424
Total Expenses	188,903
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(94,116)
Net Expenses	94,787
Net Investment Income	451,177

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	74,995
Futures contracts	(44,425)
Swap contracts	(3,454)
Foreign currency transactions	(61,967)
Net Realized Loss	(34,851)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	360,998
Futures contracts	(9,246)
Swap contracts	(14,704)
Foreign currencies	41,465
Change in Net Unrealized Appreciation (Depreciation)	378,513
Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	343,662
Increase in Net Assets From Operations	$794,839

See Notes to Financial Statements.

16	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Period Ended December 31, 2011	2012	2011†

Operations:
Net investment income	$451,177	$271,073
Net realized loss	(34,851)	(134,482)
Change in net unrealized appreciation (depreciation)	378,513	(151,650)
Increase (Decrease) in Net Assets From Operations	794,839	(15,059)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(409,683)	(268,912)
Decrease in Net Assets From Distributions to Shareholders	(409,683)	(268,912)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,494,765	20,000,000
Reinvestment of distributions	409,683	268,912
Cost of shares repurchased	(30,000)	—
Increase in Net Assets From Fund Share Transactions	6,874,448	20,268,912
Increase in Net Assets	7,259,604	19,984,941

Net Assets:
Beginning of period	19,984,941	—
End of period*	$27,244,545	$19,984,941
* Includes undistributed (overdistributed) net investment income, respectively, of:	$20,833	$(20,661)

†	For the period July 29, 2011 (inception date) to December 31, 2011.

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	17

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]

Net asset value, beginning of period	$10.23

Income (loss) from operations:
Net investment income	0.05
Net realized and unrealized loss	(0.08)
Total loss from operations	(0.03)

Less distributions from:
Net investment income	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$10.10
Total return[3]	(0.27)%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.88%
Net expenses[4,5,6,7]	1.25
Net investment income[4]	2.98

Portfolio turnover rate[8]	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (inception date) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 54% for the period ended June 30, 2012.

See Notes to Financial Statements.

18	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2012[2]

Net asset value, beginning of period	$10.23

Income (loss) from operations:
Net investment income	0.04
Net realized and unrealized loss	(0.08)
Total loss from operations	(0.04)

Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)

Net asset value, end of period	$10.10
Total return[3]	(0.38)%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	2.62%
Net expenses[4,5,6,7]	2.00
Net investment income[4]	2.24

Portfolio turnover rate[8]	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (inception date) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 54% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	19

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$ 9.88	$10.00

Income (loss) from operations:
Net investment income	0.16	0.12
Net realized and unrealized gain (loss)	0.18	(0.15)
Total income (loss) from operations	0.34	(0.03)

Less distributions from:
Net investment income	(0.12)	(0.09)
Total distributions	(0.12)	(0.09)

Net asset value, end of period	$10.10	$9.88
Total return[4]	3.39%	(0.26)%

Net assets, end of period (000s)	$103	$100

Ratios to average net assets:
Gross expenses[5]	2.93%	4.06%
Net expenses[5,6,7,8]	1.20	1.20
Net investment income[5]	3.14	2.85

Portfolio turnover rate[9]	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	For the period July 29, 2011 (inception date) to December 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 54% and 62% for the periods ended June 30, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

20	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2012[2]

Net asset value, beginning of period	$10.23

Income (loss) from operations:
Net investment income	0.05
Net realized and unrealized loss	(0.08)
Total loss from operations	(0.03)

Less distributions from:
Net investment income	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$10.10
Total return[3]	(0.30)%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	2.13%
Net expenses[4,5,6,7]	1.45
Net investment income[4]	2.78

Portfolio turnover rate[8]	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (inception date) to June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 54% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	21

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$ 9.88	$10.00

Income (loss) from operations:
Net investment income	0.18	0.13
Net realized and unrealized gain (loss)	0.18	(0.15)
Total income (loss) from operations	0.36	(0.02)

Less distributions from:
Net investment income	(0.13)	(0.10)
Total distributions	(0.13)	(0.10)

Net asset value, end of period	$10.11	$9.88
Total return[4]	3.65%	(0.14)%

Net assets, end of period (000s)	$104	$100

Ratios to average net assets:
Gross expenses[5]	2.68%	3.80%
Net expenses[5,6,7,8]	0.85	0.85
Net investment income[5]	3.49	3.21

Portfolio turnover rate[9]	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	For the period July 29, 2011 (inception date) to December 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 54% and 62% for the periods ended June 30, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

22	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$9.86	$10.00

Income (loss) from operations:
Net investment income	0.18	0.14
Net realized and unrealized gain (loss)	0.17	(0.15)
Total income (loss) from operations	0.35	(0.01)

Less distributions from:
Net investment income	(0.15)	(0.13)
Total distributions	(0.15)	(0.13)

Net asset value, end of period	$10.06	$9.86
Total return[4]	3.59%	(0.04)%

Net assets, end of period (000s)	$27,008	$19,785

Ratios to average net assets:
Gross expenses[5]	1.49%	2.58%
Net expenses[5,6,7,8]	0.75	0.75
Net investment income[5]	3.58	3.30

Portfolio turnover rate[9]	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	For the period July 29, 2011 (inception date) to December 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 54% and 62% for the periods ended June 30, 2012 and December 31, 2011, respectively.

See Notes to Financial Statements.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global Multi-Sector Fund (formerly known as Western Asset Global Multi-Sector Portfolio) (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making

24	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$12,448,340	—	$12,448,340
Mortgage-backed securities	—	1,828,578	—	1,828,578
Sovereign bonds	—	6,596,729	—	6,596,729
U.S. government & agency obligations	—	1,317,179	—	1,317,179
Purchased options	—	661	—	661
Total long-term investments	—	$22,191,487	—	$22,191,487
Short-term investments†	—	5,601,836	—	5,601,836
Total investments	—	$27,793,323	—	$27,793,323
Other financial instruments:
Credit default swaps on credit indices — buy protection‡	—	$32,707	—	$32,707
Forward foreign currency contracts	—	193,156	—	193,156
Total other financial instruments	—	$225,863	—	$225,863
Total	—	$28,019,186	—	$28,019,186

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$8,271	—	—	$8,271
Forward foreign currency contracts	—	$54,943	—	54,943
Total	$8,271	$54,943	—	$63,214

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the

26	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	27

currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the

28	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	29

make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have

30	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $54,943. If a contingent

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	31

feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

32	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) share advisory responsibilities with Western Asset. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with investment management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed 1.25%, 2.00%, 1.20%, 1.45%, 0.85% and 0.75% for Class A, Class C, Class FI, Class R, Class I and Class IS shares, respectively. Western Asset, Western Asset Limited, Western Singapore and Western Japan also agreed to waive their advisory fees (which are paid by LMPFA and not the Fund) under corresponding amounts under the Fee Cap. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $94,093.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the day on which the investment manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Effective July 1, 2012, the investment manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual expenses exceeding this limit or any other lower limit then in effect.

Pursuant to the new arrangements, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires December 31, 2013	—	—	$1,075	—	$1,117	$120,230
Expires December 31, 2014	$7	—	876	$4	929	92,277
Fee waivers/expense reimbursements subject to recapture	$7	—	$1,951	$4	$2,046	$212,507

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	33

For the six months ended June 30, 2012, LMPFA recaptured $96, $96, and $27,830 for Class FI, I and IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2012, LMIS and its affiliates did not receive sales charges on sales of the Fund’s Class A shares. In addition, there were no CDSC’s paid to LMIS and its affiliates for the six months ended June 30, 2012.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$7,300,875	$10,034,115
Sales	2,390,701	8,809,047

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$727,804
Gross unrealized depreciation	(610,844)
Net unrealized appreciation	$116,960

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 5-Year Notes	7	9/12	$866,180	$867,781	$(1,601)
U.S. Treasury 10-Year Notes	9	9/12	1,193,705	1,200,375	(6,670)
Net unrealized loss on open futures contracts					$(8,271)

34	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	Barclays Bank PLC	120,000	$122,244	8/16/12	$(455)
Brazilian Real	JPMorgan Chase Bank	502,278	247,985	8/8/12	(4,188)
Brazilian Real	JPMorgan Chase Bank	610,000	301,170	8/8/12	3,086
Canadian Dollar	JPMorgan Chase Bank	1,190,004	1,167,555	8/16/12	(33,790)
Canadian Dollar	JPMorgan Chase Bank	280,000	274,718	8/16/12	1,414
Japanese Yen	UBS AG	84,451,580	1,057,236	8/16/12	2,843
Japanese Yen	JPMorgan Chase Bank	61,752,000	773,064	8/16/12	2,465
Malaysian Ringgit	Citibank N.A.	690,000	216,694	8/8/12	(1,454)
Mexican Peso	Citibank N.A.	2,702,000	201,574	8/16/12	(776)
Mexican Peso	Citibank N.A.	3,790,000	282,741	8/16/12	13,431
Mexican Peso	Citibank N.A.	2,470,000	184,266	8/16/12	14,285
South Korean Won	JPMorgan Chase Bank	115,000,000	100,123	8/8/12	496
Swedish Krona	UBS AG	1,266,572	182,761	8/16/12	(3,445)
Turkish Lira	JPMorgan Chase Bank	491,712	268,945	8/16/12	4,627
					(1,461)
Contracts to Sell:
Australian Dollar	JPMorgan Chase Bank	120,000	122,244	8/16/12	$(419)
British Pound	Barclays Bank PLC	170,000	266,211	8/16/12	8,089
British Pound	JPMorgan Chase Bank	254,736	398,902	8/16/12	12,780
Canadian Dollar	JPMorgan Chase Bank	270,000	264,906	8/16/12	4,746
Euro	Barclays Bank PLC	600,000	759,640	8/16/12	29,381
Euro	Citibank N.A.	145,645	184,396	8/16/12	5,003
Euro	JPMorgan Chase Bank	1,701,460	2,154,162	8/16/12	81,251
Mexican Peso	Deutsche Bank AG	2,466,665	184,018	8/16/12	4,522
Mexican Peso	Citibank N.A.	2,770,000	206,647	8/16/12	(2,392)
Mexican Peso	Citibank N.A.	3,730,000	278,265	8/16/12	(8,024)
Turkish Lira	JPMorgan Chase Bank	491,712	268,946	8/16/12	4,737
					139,674
Net unrealized gain on open forward foreign currency contracts					$138,213

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	35

At June 30, 2012, the Fund held the following open swap contracts:

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Inc. (ITRX EUROPE 6/17)	$425,000	6/20/17	5.000% quarterly	$32,707	$47,411	$(14,704)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$661	—	$661
Swap contracts[3]	—	$32,707	32,707
Forward foreign currency contracts	193,156	—	193,156
Total	$193,817	$32,707	$226,524

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[4]	$8,271	—	$8,271
Forward foreign currency contracts	—	$54,943	54,943
Total	$8,271	$54,943	$63,214

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

36	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options	$(14,824)	$52,887	—	$38,063
Futures contracts	(44,425)	—	—	(44,425)
Swap contracts	—	—	$(3,454)	(3,454)
Forward foreign currency contracts	—	(44,821)	—	(44,821)
Total	$(59,249)	$8,066	$(3,454)	$(54,637)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options	—	$(17,844)	—	$(17,844)
Futures contracts	$(9,246)	—	—	(9,246)
Swap contracts	—	—	$(14,704)	(14,704)
Forward foreign currency contracts	—	33,211	—	33,211
Total	$(9,246)	$15,367	$(14,704)	$(8,583)

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$9,957
Futures contracts (to buy)†	281,663
Futures contracts (to sell)	2,017,174
Forward foreign currency contracts (to buy)	5,196,781
Forward foreign currency contracts (to sell)	4,454,886

Average Notional Balance
Credit default swap contracts (to buy protection)	$121,429

†	At June 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each respective class. Service and distribution fees are accrued daily and paid monthly.

The Rule 12b-1 plan for Class FI shares provides for payment of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’ average net assets,

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	37

subject to the authority of the Board of Directors of the Corporation to set a lower amount. The Board of Directors has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI shares.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees	Shareholder Reports[1]
Class A2	$4	$4	$1
Class C2	16	4	1
Class FI	128	488	143
Class R2	8	4	1
Class I	—	488	143
Class IS	—	3,466	6,355
Total	$156	$4,454	$6,644

[1]	For the period January 1, 2012 through May 31, 2012 (unless otherwise noted). Subsequent to May 31, 2012, the expenses were accrued as common fund expenses.

[2]	For the period April 30, 2012 (inception date) to June 30, 2012.

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

	Service and/or Distribution Fees Waived	Waivers/Expense Reimbursements
Class A1	$4	$7
Class C1	11	—
Class FI	—	876
Class R1	8	4
Class I	—	929
Class IS	—	92,277
Total	$23	$94,093

[1]	For the period April 30, 2012 (inception date) to June 30, 2012.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Period Ended December 31, 2011[1]
Net Investment Income:
Class A2	$100	$—
Class C2	89	—
Class FI	1,163	932
Class R2	97	—
Class I	1,322	1,048
Class IS	406,912	266,932
Total	$409,683	$268,912

[1]	For the period July 29, 2011 (inception date) to December 31, 2011.

[2]	For the period April 30, 2012 (inception date) to June 30, 2012.

38	Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At June 30, 2012, the Corporation had 37.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2012		Period Ended December 31, 2011[1]
	Shares	Amount	Shares	Amount
Class A2
Shares sold	977	$10,000	—	—
Shares issued on reinvestment	10	100	—	—
Net increase	987	$10,100	—	—

Class C2
Shares sold	977	$10,000	—	—
Shares issued on reinvestment	9	89	—	—
Net increase	986	$10,089	—	—

Class FI
Shares sold	—	—	10,000	$100,000
Shares issued on reinvestment	115	$1,163	95	932
Net increase	115	$1,163	10,095	$100,932

Class R2
Shares sold	978	$10,000	—	—
Shares issued on reinvestment	9	97	—	—
Net increase	987	$10,097	—	—

Class I
Shares sold	—	—	10,000	$100,000
Shares issued on reinvestment	130	$1,322	107	1,048
Net increase	130	$1,322	10,107	$101,048

Class IS
Shares sold	639,453	$6,464,765	1,980,000	$19,800,000
Shares issued on reinvestment	40,355	406,912	27,262	266,932
Shares repurchased	(2,944)	(30,000)	—	—
Net increase	676,864	$6,841,677	2,007,262	$20,066,932

[1]	For the period July 29, 2011 (inception date) to December 31, 2011.
[2]	For the period April 30, 2012 (inception date) to June 30, 2012.

8. Capital loss carryforward

As of December 31, 2011, the Fund had a net capital loss carryforward of approximately $35,708 which does not expire. This amount will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward this capital loss for an unlimited period. Additionally, this capital loss retains its character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Western Asset Global Multi-Sector Fund 2012 Semi-Annual Report	39

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Global Multi-Sector Fund

Directors

William E. B. Siart, Chairman

R. Jay Gerken

President

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Global Multi-Sector Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Global Multi-Sector Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global Multi-Sector Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014836 8/12 SR12-1735

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99. CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President of Western Asset Funds, Inc.

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President of
Western Asset Funds, Inc.

Date:	August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer
Western Asset Funds, Inc.

Date:	August 23, 2012